SUBSEQUENT EVENTS (Details) (Subsequent Event, Saint Robert Bellarmin Wind Project, CAD) In Millions, unless otherwise specified	0 Months Ended
Jul. 19, 2013 MW
Subsequent Event | Saint Robert Bellarmin Wind Project
Subsequent Events
Ownership interest acquired (as a percent)	50.00%
Capacity of the wind energy project (in megawatts)	80
Cash consideration	106